TAX PAYABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
TAX PAYABLES
NOTE 15 - TAX PAYABLE

NOTE 15 - TAX PAYABLES

As of June 30, 2021, tax payable of $272,210 (December 31, 2020: $828,695) is consist of PRC corporate income tax at the rate of 25%, Value-added Tax of 6% and PRC Urban construction tax and levies.

NOTE 10 - TAX PAYABLES As of December 31, 2020, tax payable of $828,695 is consist of PRC corporate income tax at the rate of 25%, Value-added Tax of 6% and PRC Urban construction tax and levies.